Fair Value Measurements	9 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
6.	FAIR VALUE MEASUREMENTS

ASC 820, Fair Value Measurements, establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under the ASC 820 are described as follows:

Level 1—Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the plan has the ability to access.

Level 2—Inputs to the valuation methodology include:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets or liabilities in inactive markets;

•	Inputs other than quoted prices that are observable for the asset or liability;

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3—Inputs to the valuation methodology are unobservable, supported by little or no market activity, and that are significant to the fair value measurement.

Transfers between levels, if any, are recorded as of the beginning of the reporting period in which the transfer occurs; there were no transfers between Levels 1, 2 or 3 of any financial assets or liabilities during 2015 or 2016 and during the nine months ended September 30, 2016 and 2017.

The following tables represent the fair value hierarchy for those assets and liabilities that the Company measures at fair value on a recurring basis (in thousands):

	Fair Value Measurements at December 31, 2015 Using:
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds	$35,195	$35,195	$—	$—
Marketable securities—certificates of deposit	14,139	14,139	—	—
Investment	487	487	—	—

Total assets	$49,821	$49,821	$—	$—

Liabilities:
Contingent consideration—QuaDPharma	$1,133	$—	$—	$1,133
Contingent consideration—Polymed	4,841	—	—	4,841

Total liabilities	$5,974	$—	$—	$5,974

	Fair Value Measurements at December 31, 2016 Using:
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds	$6,522	$6,522	$—	$—
Marketable securities—certificates of deposit	8,628	8,628	—	—
Investment	340	340	—	—

Total assets	$15,490	$15,490	$—	$—

Liabilities:
Derivative liability	$8,795	$—	$—	$8,795

Total liabilities	$8,795	$—	$—	$8,795

	Fair Value Measurements at September 30, 2017 (unaudited) Using:
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds	$7,706	$7,706	$—	$—
Short-term investments—commercial paper	22,198	—	22,198	—
Short-term investments—corporate notes	10,084	—	10,084	—
Short-term investments—U.S. government bonds	19,498	—	19,498	—
Investment	325	325	—	—

Total assets	$59,811	$8,031	$51,780	$—

The Company classifies its certificates of deposit and money market funds within Level 1 because it uses quoted market prices to determine their fair value. The Company classifies its commercial paper, corporate notes, and U.S. government bonds within Level 2 because it uses quoted prices for similar assets or liabilities in active markets and each has a specified term and all level 2 inputs are observable for substantially the full term of each instrument.

The Company owns 68,000 shares of PharmaEssentia, a company publicly traded on the Taiwan OTC Exchange (“TWO”). As of December 31, 2015 and 2016 and September 30, 2017, the Company’s investment in PharmaEssentia is valued at the closing price reported on the active market in which the security is traded. This investment is classified as a level 1 investment.

The Company accounted for the acquisitions of QuaDPharma, Polymed, and CDE as business combinations under the acquisition method of accounting. All assets and liabilities were measured at fair value as of the acquisition date. As a result of the purchases, the Company became liable for contingent consideration (“earn-out”) payable to certain previous owners of QuaDPharma and Polymed. These earn-outs are measured at fair value using level 3 inputs. All business combinations are described in Note 11—Business Acquisitions and the fair value of the earn-outs are discussed further in Note 12—Contingent Consideration.

The Company bifurcated the embedded derivative feature from its convertible bonds and recorded such as a long-term liability. The derivative liability was measured at fair value as of the issuance date and remeasured at fair value at the end of the reporting period. The liability is measured at fair value using level 3 inputs. The derivative liability is discussed further in Note 10—Debt.

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial instruments (in thousands):

Derivative Liability
Balance as of December 31, 2015	$—
Issuance of convertible bonds with embedded derivative	8,262
Change in fair value	533

Balance as of December 31, 2016	8,795
Issuance of convertible bonds with embedded derivative	13,172
Change in fair value	15,411
Conversion of derivative liability to common stock	(37,378)

Balance as of September 30, 2017 (unaudited)	$—